Account Payable - Schedule of Account Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Total lease expense	¥ 532,293	$ 74,972	¥ 73,335